CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 338,301	$ 265,945	$ 199,223
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	167,360	176,546	184,092
Share-based compensation	176,658	182,704	153,030
Accrued severance pay, net	789	1,171	597
Amortization of premium, discount and accrued interest on marketable securities	2,480	8,322	11,867
Deferred taxes, net	(66,620)	(52,618)	(39,316)
Changes in operating assets and liabilities:
Trade receivables, net	(34,292)	(129,712)	(85,778)
Prepaid expenses and other current assets	73,052	(31,673)	(79,624)
Trade payables	3,426	19,923	(389)
Accrued expenses and other current liabilities	(55,703)	33,684	64,179
Operating lease right-of-use assets	12,518	20,393	15,075
Deferred revenue	(45,947)	6,417	30,770
Realized loss on marketable securities, net	12,271	0	0
Operating lease liabilities	(11,100)	(26,191)	(18,011)
Amortization of discount on long-term debt	4,615	4,582	14,469
Loss from extinguishment of debt	53	1,206	13,969
Change in fair value of contingent consideration	(18,258)	0	0
Other	1,827	(984)	(2,337)
Net cash provided by operating activities	561,430	479,715	461,816
Cash flows from investing activities:
Purchase of property and equipment	(29,205)	(31,893)	(24,771)
Purchase of investments	(230,263)	(396,297)	(322,129)
Proceeds from sales of marketable investments	436,044	355,560	270,645
Payments for business acquisitions, net of cash acquired	(415,185)	(29,724)	(142,804)
Capitalization of internal use software costs	(54,974)	(49,997)	(42,440)
Net cash used in investing activities	(293,583)	(152,351)	(261,499)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	2,570	953	4,426
Purchase of treasury shares	(288,443)	(144,944)	(73,180)
Dividends paid to non-controlling interest	(1,771)	(376)	(1,754)
Purchase of subsidiaries shares from non-controlling interest	0	0	(14,000)
Repayment of debt	(2,628)	(20,132)	(177,308)
Net cash used in financing activities	(290,272)	(164,499)	(261,816)
Effect of exchange rate changes on cash	2,643	(8,425)	(2,112)
Net change in cash, cash equivalents and restricted cash	(19,782)	154,440	(63,611)
Cash, cash equivalents and restricted cash at the beginning of the year	533,096	378,656	442,267
Cash, cash equivalents and restricted cash at the end of the year	513,314	533,096	378,656
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheet:
Cash and cash equivalents	511,795	529,596	378,656
Restricted cash included in other current assets	1,519	3,500	0
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	513,314	533,096	378,656
Cash paid during the year for:
Income taxes	210,445	123,586	97,258
Interest	1,221	2,974	688
Non-cash activities:
Change in fair value of contingent consideration	(18,258)	0	0
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	$ 103	$ 0	$ 4